Operating Leases (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2026 JPY (¥)	Jan. 20, 2026 USD ($)	Jan. 20, 2026 JPY (¥)
Operating Leases [Line Items]
Operating lease liabilities	$ 350,202		¥ 2,775,741		¥ 54,862,622
Operating lease right-of-use assets	355,042		3,471,991		55,620,856
Rent expenses	53,332	¥ 8,355,000	8,355,000	¥ 8,355,000
Operating lease liabilities, current	179,644		2,775,741		28,143,016
Operating lease liabilities, non-current	$ 170,558				¥ 26,719,606
PML [Member]
Operating Leases [Line Items]
Operating lease liabilities						$ 307,348	¥ 48,149,089
Operating lease right-of-use assets						307,360	48,151,086
Operating lease liabilities, current						$ 128,407	20,116,236
Operating lease liabilities, non-current							¥ 28,032,853